Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables and Prepaid Expenses [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2025	2024

Receivables of cryptoassets	879	3,039
Government authorities	2,329	3,037
Prepaid expenses	29,985	15,891
Income taxes receivable	201	1,011
Interest receivable	14,757	14,676
Other receivables	13,148	8,351
	61,299	46,005